Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Comprehensive Income (Loss) [Abstract]
Summary Of The Activity In Other Comprehensive Income (Loss), Net Of The Related Tax Effects

Unrealized
Gains (Losses)
	Unrealized	on Available
	Loss	-for-Sale
(In millions)	on Derivatives	Securities	Total
Balance as of December 31, 2016	$—	$—	$—
Other comprehensive income (loss) before reclassifications:
Pre-tax amount	—	—	—
Tax provision (benefit)	—	—	—
After-tax amount	—	—	—
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	—	—
Net current period other comprehensive income (loss)	—	—	—
Balance as of December 31, 2017	$—	$—	$—
Other comprehensive income (loss) before reclassifications:
Pre-tax amount	(12)	—	(12)
Tax provision (benefit)	(3)	—	(3)
After-tax amount	(10)	—	(10)
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	—	—
Net current period other comprehensive loss	(9)	—	(9)
Balance as of December 31, 2018	$(9)	$—	$(9)

___________________________________

(1)	Amounts are net of tax. See reclassifications out of AOCI below for further details.

Schedule Of Reclassifications Out Of Accumulated Other Comprehensive Income (Loss)

	Amounts Reclassified from Accumulated
	Other Comprehensive Income (Loss)
	As of December 31,			Consolidated and Combined Statements of
(In millions)	2018	2017	2016	Operations and Comprehensive Income Location
Loss on interest rate swap contracts	$—	$—	$—	Interest expense
Impact of income taxes	—	—	—	Provision for income taxes
Total reclassifications related to derivatives	$—	$—	$—
Gains (losses) on available-for-sale securities	$—	$—	$3	Interest and net investment income
Impact of income taxes	—	—	(1)	Provision for income taxes
Total reclassifications related to securities	$—	$—	$2
Total reclassifications for the period	$—	$—	$2